Company Balance Sheet	12 Months Ended
Dec. 31, 2018
Disclosure of separate financial statements [Abstract]
Company Balance Sheet
COMPANY BALANCE SHEET

		December 31,
		2018	2017
	Note	US$ in millions
ASSETS
Non-current assets
Interests in subsidiaries		$1,951	$1,811
Note receivable from a subsidiary		5,239	—
Other receivables and prepayments		54	—
Total non-current assets		7,244	1,811
Current assets
Other receivables and prepayments		64	14
Cash and cash equivalents		279	47
Total current assets		343	61
Total assets		$7,587	$1,872
EQUITY
Capital and reserves attributable to equity holders of the Company
Share capital		$81	$81
Reserves	(a)	1,954	1,782
Total equity		2,035	1,863
LIABILITIES
Non-current liability
Borrowings		5,427	—
Total non-current liability		5,427	—
Current liability
Other payables		125	9
Total current liability		125	9
Total liabilities		5,552	9
Total equity and liabilities		$7,587	$1,872
Net current assets		$218	$52
Total assets less current liability		$7,462	$1,863

(a)	The movements of reserves during the year are as follows

	Capital reserve	Share premium	Share-based compensation reserves	Currency translation reserve	Retained earnings	Total
	US$ in millions
Balance at January 1, 2016	$106	$1,403	$44	$(1)	$135	$1,687
Profit for the year	—	—	—	—	2,567	2,567
Other comprehensive expense for the year	—	—	—	(2)	—	(2)
Total comprehensive income	—	—	—	(2)	2,567	2,565
Exercise of share options	—	5	—	—	—	5
Conversion of equity awards to liability awards	—	—	(2)	—	—	(2)
Transfer to share premium upon exercise of share options	—	3	(3)	—	—	—
Forfeiture of share options	—	—	(3)	—	3	—
Share-based compensation of the Company	—	—	14	—	—	14
Dividends to equity holders of the Company	—	—	—	—	(2,071)	(2,071)
Balance at December 31, 2016	106	1,411	50	(3)	634	2,198
Profit for the year	—	—	—	—	1,645	1,645
Other comprehensive expense for the year	—	—	—	(11)	—	(11)
Total comprehensive income	—	—	—	(11)	1,645	1,634
Exercise of share options	—	12	—	—	—	12
Conversion of equity awards to liability awards	—	—	(5)	—	—	(5)
Transfer to share premium upon exercise of share options	—	5	(5)	—	—	—
Forfeiture of share options	—	—	(3)	—	3	—
Share-based compensation of the Company	—	—	12	—	—	12
Dividends to equity holders of the Company (Note 11)	—	—	—	—	(2,069)	(2,069)
Balance at December 31, 2017	106	1,428	49	(14)	213	1,782
Profit for the year	—	—	—	—	2,192	2,192
Other comprehensive expense for the year	—	—	—	(4)	—	(4)
Total comprehensive income	—	—	—	(4)	2,192	2,188
Exercise of share options	—	23	—	—	—	23
Transfer to share premium upon exercise of share options	—	6	(6)	—	—	—
Forfeiture of share options	—	—	(4)	—	4	—
Share-based compensation of the Company	—	—	14	—	—	14
Dividends to equity holders of the Company (Note 11)	—	—	—	—	(2,053)	(2,053)
Balance at December 31, 2018	$106	$1,457	$53	$(18)	$356	$1,954